Income (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of Amounts Used in Calculating Basic and Diluted Earnings (Loss) Per Share
The following table reconciles the amounts used in calculating basic and diluted income (loss) per share (in thousands, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Income (loss) allocated to common stockholders - basic and diluted:
Income (loss) attributable to the Company	$(204,616)	$(16,282)	$(288,817)	$(54,299)
Less: Dividends on preferred stock	(10,644)	(10,644)	(21,288)	(21,288)
Less: Dividends on common stock	—	(5,865)	—	(17,844)
Less: Dividends on unvested performance stock units	—	(95)	—	(285)
Add: Claw back of dividends on unvested performance stock units	227	—	605	—
Less: Dividends on unvested restricted shares	—	(263)	—	(544)
Undistributed income (loss) allocated to common stockholders	(215,033)	(33,149)	(309,500)	(94,260)
Add back: Dividends on common stock	—	5,865	—	17,844
Distributed and undistributed income (loss) allocated to common stockholders - basic and diluted	$(215,033)	$(27,284)	$(309,500)	$(76,416)

Weighted average common shares outstanding:
Weighted average common shares outstanding - basic and diluted	10,312	9,994	10,162	9,968

Basic income (loss) per share:
Net income (loss) allocated to common stockholders per share	$(20.85)	$(2.73)	$(30.46)	$(7.67)

Diluted income (loss) per share:
Net income (loss) allocated to common stockholders per share	$(20.85)	$(2.73)	$(30.46)	$(7.67)

The following table reconciles the amounts used in calculating basic and diluted income (loss) per share (in thousands, except per share amounts):

	Year Ended December 31,
	2019	2018	2017
Income (loss) allocated to common stockholders – basic and diluted:
Income (loss) attributable to the Company	$(113,635)	$(126,966)	$(67,008)
Less: Dividends on preferred stock	(42,577)	(42,577)	(44,761)
Less: Extinguishment of issuance costs upon redemption of preferred stock	—	—	(10,799)
Less: Dividends on common stock	(29,840)	(47,057)	(45,752)
Less: Dividends on unvested performance stock units	(475)	(50)	(393)
Less: Dividends on unvested restricted shares	(801)	(844)	(959)
Undistributed income (loss) allocated to common stockholders	(187,328)	(217,494)	(169,672)
Add back: Dividends on common stock	29,840	47,057	45,752
Distributed and undistributed income (loss) allocated to common stockholders - basic and diluted	$(157,488)	$(170,437)	$(123,920)

Weighted average common shares outstanding:
Weighted average common shares outstanding - basic and diluted	9,984	9,728	9,521

Basic income (loss) per share:
Net income (loss) allocated to common stockholders per share	$(15.77)	$(17.52)	$(13.02)

Diluted income (loss) per share:
Net income (loss) allocated to common stockholders per share	$(15.77)	$(17.52)	$(13.02)

Summary of Computation of Diluted Income Per Share
Due to their anti-dilutive effect, the computation of diluted income (loss) per share does not reflect adjustments for the following items (in thousands):

	Three Months Ended June 30,			Six Months Ended June 30,
	2020		2019	2020		2019
Income (loss) allocated to common stockholders is not adjusted for:
Income (loss) allocated to unvested restricted shares	$—		$263	$—		$544
Income (loss) allocated to unvested performance stock units	—		95	—		285
Income (loss) attributable to redeemable noncontrolling interests in operating partnership	(37,350)	(1)	(5,084)	(55,021)	(1)	(13,663)
Total	$(37,350)		$(4,726)	$(55,021)		$(12,834)

Weighted average diluted shares are not adjusted for:
Effect of unvested restricted shares	—		1	12		12
Effect of unvested performance stock units	—		—	—		14
Effect of assumed conversion of operating partnership units	1,823		1,930	1,881		1,882
Total	1,823		1,931	1,893		1,908

_______________
(1)
Inclusive of preferred stock dividends in arrears of $1.6 million for both the three and six months ended June 20, 2020 allocated to redeemable noncontrolling interests in operating partnership.

Due to their anti-dilutive effect, the computation of diluted income (loss) per share does not reflect adjustments for the following items (in thousands):

	Year Ended December 31,
	2019	2018	2017
Income (loss) allocated to common stockholders is not adjusted for:
Income (loss) allocated to unvested restricted shares	$801	$844	$959
Income (loss) allocated to unvested performance stock units	475	50	393
Income (loss) attributable to noncontrolling interest in operating partnership	(28,932)	(29,313)	(21,642)
Total	$(27,656)	$(28,419)	$(20,290)

Weighted average diluted shares are not adjusted for:
Effect of unvested restricted shares	7	11	38
Effect of unvested performance stock units	7	25	26
Effect of assumed conversion of operating partnership units	1,908	1,760	1,734
Total	1,922	1,796	1,798